Company Participation in Multi Employer Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Multiemployer Plans [Line Items]
Contributions	$ 2	$ 3	$ 4
Bakery And Confectionery Union And Industry International Pension Fund
Multiemployer Plans [Line Items]
EIN Number	526118572
Pension Plan Number	001
PPA Zone Status	Red	Green
FIP/RP Status Pending/Implemented	Pending
Contributions	2	2	3
Surcharge Imposed	5.00%
Expiration Date of Collective Bargaining Agreement	Oct. 31, 2014
All Other Multiemployer Plans
Multiemployer Plans [Line Items]
Contributions		$ 1	$ 1